Equity and Other Comprehensive Income (Loss) - Summary of Reconciliation of Number of Shares (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Number Of Shares Outstanding [Line Items]
Number of shares	3,334,151,735	3,334,151,735
Equity	kr 81,878	kr 87,770	kr 97,571	kr 135,257
Capital stock [member]
Reconciliation Of Number Of Shares Outstanding [Line Items]
Equity	kr 16,672	kr 16,672	kr 16,672	kr 16,657